LIQUIDITY, GOING CONCERN AND MANAGEMENT PLANS (Details Narrative) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
Cash and cash equivalents	$ 1,245,000	$ 6,703,000
Accumulated losses	$ (34,401,000)	(25,915,000)	$ (19,517,000)
Semi Cab Inc [Member]
Accumulated losses		(8,139,000)		$ (5,992,000)
Retained Earnings [Member] | Semi Cab Inc [Member]
Accumulated losses		$ 4,814,000